Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (3,860)	£ (4,563)	£ (5,094)
Exchange adjustments	(335)	882	629
Exchange differences reclassified to the consolidated income statement on disposal	0	(170)	0
Net (losses) gains taken to equity	87	105	(180)
Share of net gains of associates taken to equity		1	1
Transferred to profit or loss	213	(136)	39
Net (losses) gains in respect of cash flow hedging of capital expenditure	(37)	10	(1)
Tax	(60)	6	35
Cash flow hedges transferred to the statement of financial position, net of tax	2	5	8
Other equity reserves, ending balance	(3,990)	(3,860)	(4,563)
Retranslation of net assets offset by net investment hedge	(397)	1,080	754
Net gains (losses) in respect of net investment hedges	(62)	198	125
Gain on disposal of equity instruments measured at FVOCI			12
Retained earnings
Disclosure of reserves within equity [line items]
Gain on disposal of equity instruments measured at FVOCI			82
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	1,306	594	(35)
Exchange adjustments	(335)	882	629
Exchange differences reclassified to the consolidated income statement on disposal		(170)
Other equity reserves, ending balance	971	1,306	594
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(61)	(85)	(48)
Net (losses) gains taken to equity	16	142	(96)
Share of net gains of associates taken to equity		1	1
Transferred to profit or loss	224	(136)	40
Net (losses) gains in respect of cash flow hedging of capital expenditure	(37)	10	(1)
Tax	(50)	2	11
Cash flow hedges transferred to the statement of financial position, net of tax	2	5	8
Other equity reserves, ending balance	94	(61)	(85)
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(38)	(29)	(28)
Net (losses) gains taken to equity	37	(12)	(2)
Transferred to profit or loss	(11)		(1)
Tax	(6)	3	2
Other equity reserves, ending balance	(18)	(38)	(29)
FVOCI equity
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	0	0	51
Net (losses) gains taken to equity			(70)
Tax			19
Other equity reserves, ending balance	0	0	0
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	79	103	111
Net (losses) gains taken to equity	34	(25)	(11)
Tax	(4)	1	3
Other equity reserves, ending balance	109	79	103
Own credit
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	0	0	1
Net (losses) gains taken to equity			(1)
Other equity reserves, ending balance	0	0	0
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)